Earnings Per Share (Tables)	6 Months Ended
Sep. 30, 2011
Earnings Per Share (Abstract)
Summary Of The Amounts And The Numbers Used In The Basic And Diluted Earnings Per Share ("EPS") Computations

	Millions of yen except per share data presented in yen		Translation into millions of U.S. dollars except per share data presented in U.S. dollars
	Six months ended September 30
	2010	2011	2011
Basic—
Net income (loss) attributable to NHI shareholders	¥3,373	¥(28,321)	$(368)
Weighted average number of shares outstanding	3,651,306,836	3,627,116,186
Net income (loss) attributable to NHI shareholders per share	¥0.92	¥(7.81)	$(0.10)

Diluted—
Net income (loss) attributable to NHI shareholders	¥3,370	¥(28,326)	$(368)
Weighted average number of shares outstanding	3,665,662,592	3,626,187,054
Net income (loss) attributable to NHI shareholders per share	¥0.92	¥(7.81)	$(0.10)

	Millions of yen except per share data presented in yen		Translation into millions of U.S. dollars except per share data presented in U.S. dollars
	Three months ended September 30
	2010	2011	2011
Basic—
Net income (loss) attributable to NHI shareholders	¥1,051	¥(46,092)	$(598)
Weighted average number of shares outstanding	3,636,764,297	3,645,882,160
Net income (loss) attributable to NHI shareholders per share	¥0.29	¥(12.64)	$(0.16)

Diluted—
Net income (loss) attributable to NHI shareholders	¥1,048	¥(46,096)	$(598)
Weighted average number of shares outstanding	3,648,578,821	3,643,409,618
Net income (loss) attributable to NHI shareholders per share	¥0.29	¥(12.65)	$(0.16)